PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
PRINCIPAL ACCOUNTING POLICIES
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2024 and 2023:

	As of December 31, 2024
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$30,824	$30,824

	As of December 31, 2023
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities
Put right liabilities	$—	$—	$13,852	$13,852

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets and financial liabilities are as follows:

	Investments in available-for-sale	Put right
	debt securities	liabilities
Fair value of Level 3 financial assets and liabilities as of December 31, 2022	$—	$12,734
Fair value changes	—	1,118
Fair value of Level 3 financial assets and liabilities as of December 31, 2023	$—	$13,852
Purchase of available-for-sale debt securities	38,727	—
Fair value change of available-for-sale debt securities	(8,168)	—
Fair value change and extinguishment of put right liabilities	—	(13,852)
Currency translation differences	265	—
Fair value of Level 3 financial assets and liabilities as of December 31, 2024	$30,824	$—

Summary of Estimated Useful Lives

Laboratory equipment	3 to 10 years
Computer hardware	1 to 5 years
Software	1 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss

The CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss (the segment results have been recast for all periods to reflect the continuing operations of the Group):

	Year Ended December 31,
	2024	2023	2022
Segment revenue	$—	$632	$(1,551)
Less:
Segment research and development expenses:
CRO service fees	7,847	8,335	10,511
Employee-related expenses	8,625	10,525	11,776
Other research and development expenses(1)	5,298	2,588	260
Segment administrative expenses(2)	29,656	28,160	28,980
Other segment items(3)	(1,730)	33,241	88,125
Segment loss	$(49,696)	$(82,217)	$(141,203)

(2)
Other research and development expenses include costs of materials to develop drug candidates, professional service fees and other R&D overhead expenses.
(3)
Segment administrative expenses include professional service fees and other administrative overhead expenses.
(4)
Other segment items include equity in loss of affiliate, goodwill impairment, interest income, change in the fair value of available-for-sale securities and put right liabilities, foreign currency exchange gains and losses, amortization and depreciation expense, income tax expenses and other overhead expenses.